Income taxes - Deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 24,433	$ 22,039
Stock based compensation	1,870
Other deferred activity	96
Tax credits	9,135	9,135
Capitalized research and development costs	161	161
Total deferred tax assets	35,695	31,335
Valuation allowance	(33,738)	(30,150)
Deferred tax assets recognized	1,957	1,185
Deferred tax liabilities:
Warrants	(358)
Acquired intangible assets		(2,111)
Total deferred tax liabilities	(358)	(2,111)
Net deferred tax assets	1,599
Net deferred tax (liabilities)		(926)
Increase in valuation allowance	$ 3,600	$ 18,100